Income Taxes (Details 3) - Deferred Tax Liabilities, Non-Current [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities, non-current
Property, plant and equipment	$ 1,036	$ 4,929
Total	$ 1,036	$ 4,929